Commitments and Contingent Liabilities (Details) € in Thousands, $ in Thousands		3 Months Ended
	Sep. 10, 2024 EUR (€)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Commitments and Contingent Liabilities [Line Items]
Purchase obligation		$ 7,077	$ 8,044
Non-paid purchase obligation		1,651	$ 2,349
Cost claim letter	€ 2,096	$ 2,268